Edgar

October 1, 2010

Patrick Scott
Senior Counsel
Office of Insurance Products
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C., 20549-4644

Re:	ING Life Insurance and Annuity Company (“Company”);
Variable Annuity Account B (“Registrant”)
Initial Registration Statement on Form N-4: is ING express Retirement Variable Annuity;
File Nos. 333-167182; 811-02512

Dear Mr. Scott:

We are writing to respond to your comments by letter dated July 21, 2010 and your additional oral comments from September 14, 2010 in regard to the initial registration statement, as referenced above, for the offering of modified single premium deferred individual variable annuity contracts. In response to your comments, we have reproduced your comments below and set forth our response immediately below each comment.

1.	Contract name: Please confirm the correct contract name for this product. The name
(“Marketing Name TBD”) on the front cover page of the prospectus differs from the class
(contract) identifier (“Single Fund”) in the EDGAR filing. See, Release IC-26990, effective
September 19, 2005 at footnote 28.

Response: The correct name for the product is ING express Retirement Variable Annuity. We have revised the front cover page of the prospectus and the class (contract) identifier.

2.	Synopsis (p. 7): Disclose who should and should not consider purchasing this contract. For instance, if a contractowner decides to annuitize after one year, he/she may not want to purchase a contract with a required MGWB charge.

Response: In response to this comment and your additional oral comment, we have modified and added to the disclosure in this section explaining that the Contract may be used to save money for retirement or other long-term purposes and to receive retirement income and that the Contract is not meant to be used for short-term financial goals, if you cannot risk getting back less than your initial investment, or if your assets are in a plan that already provides tax-deferral and you can identify no other benefits in purchasing it. The disclosure further states that you should contact

Patrick Scott, Esq.
October 1, 2010

your investment professional when considering investing in the Contract. Also, we have added a cross reference to similar disclosure under the heading “Availability of the Contract.”

3.		Transactional Fees and Expenses (p. 9): Please explain the statement, “currently nil” in footnote
1, in Plain English.

Response: We have deleted the phrase “currently nil” and revised the footnote for clarity.

4.		Variable Sub-accounts (p. 13): Please explain to the staff the purpose of the Specially Designated
Variable Sub-Account, the ING Money Market Portfolio.

Response: The Specially Designated Variable Sub-Account may be used as a holding account for administrative purposes during the free-look period in states which require a return of
Premium and require an extended free-look period. This protects the Company from risk related to equity volatility.

5.		Minimum Guaranteed Withdrawal Benefit (p. 26):

	a.	Disclose plainly that withdrawals may decrease the value of the MGWB and may, if applicable, result in the loss of the benefit, especially during the periods of negative market activity.

Response: We have added disclosure to this section stating that an Excess Withdrawal will decrease the value of the MGWB Base and may cause the MGWB to terminate and that the
MGWB terminating by an Excess Withdrawal is more likely to occur during periods of negative market activity.

	b.	For clarity, please disclose that the Lifetime Withdrawal Eligibility Age is 59.5, rather than just using the defined term. It would also be helpful if the definition of the term in the glossary includes the actual age.

Response: We have modified the disclosure accordingly.

6.		Annuity Plans and Annuity Payments (p.40): Please disclose whether annuity payments are made on a fixed or variable basis.

Response: We have clarified the disclosure to state that Annuity Payments for Table 1 Annuity
Plans are fixed and Annuity Payments for Table 2 plans are variable, with the amount of Annuity
Payments determined on an annual basis.

7.		Financial Statements, Exhibits, and Other Information: Financial statements, exhibits, and other information not included in the registration statement must be filed in a pre-effective amendment to the registration statement.

Response: All financial information, exhibits and other information not included in the initial registration statement will be included in the pre-effective amendment to the registration statement in compliance with the requirements of Form N-4. Please note, we have updated the fee table to reflect the charges for the Contract.

Patrick Scott, Esq.
October 1, 2010

8.	Representation of Company: We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the Registrant and its management are in possession of all facts relating to the Registrant’s disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

Notwithstanding our comments, in the event the Registrant requests acceleration of the effective date of the pending registration statement, it should furnish a letter, at the time of such request, acknowledging that:

· should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

· the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

· the Registrant may not assert this action as defense in any proceeding initiated by the
Commission or any person under the federal securities laws of the United States.

Response: The Registrant acknowledges and agrees that: (i) should the Commission or staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the
Commission from taking any action with respect to the filing; (ii) the action of the Commission or staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the
Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and (iii) the Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Additionally, please be advised that we also made a few additional changes:

· We have added the current state variations. We will update the prospectus to reflect any additional variations of features and benefits that may be required for contracts to be approved in states where approval is pending.

· We have revised the MAW bands to have three levels instead of two, providing a higher withdrawal percentage for certain age bands.

· In response to your oral comment, we have added additional disclosure under the section
“Payment of the Proceeds to a Spousal or Non-spousal Beneficiary” regarding payment of the Death Benefit into an interest bearing account that can be accessed through a checkbook feature. The additional disclosure states that the account is not insured by the
FDIC or any other government entity, and that a better return may be earned elsewhere.

Patrick Scott, Esq.
October 1, 2010

Please let Scott Kreighbaum or me know if you require anything more or different. We can be reached at (610) 425-3404 or (610) 425-3447, respectively.

Respectfully,

/s/ Nicholas Morinigo
Nicholas Morinigo
Counsel